PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Increase (decrease) due to changes to accounting policies	$ (3,875)
Loss allowance for trade receivables [Member]
Closing balance at December 31, 2017 - calculated under IAS 39	(17,785)
Amounts restated through retained earnings	(2,875)
Opening balance at January 1, 2018 - under IFRS 9	(20,660)
Hedging assets net [member]
Closing balance at December 31, 2017 - calculated under IAS 39	52,057
Amounts restated through reserves	(2,627)
Opening balance at January 1, 2018 - under IFRS 9	49,430
Deferred taxes [member]
Increase (decrease) due to changes to accounting policies	$ 1,627